Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable - Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Convertible Notes Payable Net Abstract
Balance - December 31, 2023			$ 100,000	$ 828,344	$ 828,344
Proceeds (face amount of note)			534,000
Guaranteed interest recorded to convertible note payable			5,000
Original issue debt discount			(10,000)
Guaranteed interest – debt discount			(5,000)
Repayments including guaranteed interest			(55,000)
Amortization of debt discount		$ 61,733	15,000	$ 434,514	469,514	$ 435,052
Balance - September 30, 2024	$ 584,000		$ 584,000		$ 100,000	$ 828,344